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May 2, 1997


VIA EDGAR
---------


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide Fidelity Advisor Variable Account of
           Nationwide Life Insurance Company
           SEC File No.  33-82174
           CIK No.  0000927751

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Fidelity Advisor Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact Heather Harker Nye at (614) 249-0075.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



Heather Harker Nye
Compliance Counsel


cc:      Mr. Kevin Kirchoff, Esq.
         Branch Chief
         Stop 10-6
         Office of Insurance Products and Legal Compliance